UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kepos Capital LP
Address:   620 Eighth Avenue, 44th Floor
           New York, NY 10018

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Simon Raykher
Title:    Authorized Signatory
Phone:   (212) 588-7444

Signature, Place, and Date of Signing:



/s/ Simon Raykher        New York, NY               May 14, 2013
--------------------
     Simon Raykher

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      8

Form 13F Information Table Value Total:     $214, 897
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1                                Kepos Partners LLC


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
ISHARES INC                   MSCI CHILE CAPP     464286640     182      2,800   SH        OTHER     1         2,800
ISHARES INC                   MSCI MEXICO CAP     464286822  69,563    932,600   SH        OTHER     1       932,600
ISHARES INC                   MSCI BRAZIL CAPP    464286400  65,708  1,206,100   SH        OTHER     1     1,206,100
ISHARES TR                    HIGH YLD CORP       464288513  12,888    136,600   SH        OTHER     1       136,600
MARKET VECTORS ETF TR         INDONESIA ETF       57060U753     548     17,000   SH        OTHER     1        17,000
ISHARES TR                    IBOXX INV CPBD      464287242   6,535     54,500   SH        OTHER     1        54,500
MARKET VECTORS ETF TR         RUSSIA ETF          57060U506  18,313    660,400   SH        OTHER     1       660,400
VANGUARD INDEX FDS            REIT ETF            922908553  41,161    583,600   SH        OTHER     1       583,600